Loan Commitments (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Loan Commitments (Textual)
Fixed rate loan commitments	$ 6,000	$ 1,900
Minimum [Member]
Loan Commitments (Textual)
Loan commitments interest rates	3.75%	4.00%
Loan commitments maturities term	7 years	7 years
Maximum [Member]
Loan Commitments (Textual)
Loan commitments interest rates	7.00%	7.25%
Loan commitments maturities term	20 years	20 years